Parent Company Only Condensed Financial Information - Summary of Investments Accounted for Using the Equity Method (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information of investments accounted for using the equity method [Line Items]
Investments accounted for using equity method	¥ 2,609	¥ 39,271
Parent [member]
Disclosure of detailed information of investments accounted for using the equity method [Line Items]
Investments in subsidiaries	102,400,960	106,249,382	¥ 95,412,806
Investments in associates	2,609	39,271	459,496
Investments accounted for using equity method	¥ 102,403,569	¥ 106,288,653	¥ 95,872,302